Taxation (Tables)	12 Months Ended
Dec. 31, 2025
Taxation
Schedule of major components of income tax expense

	2025 £m	2024 £m	2023 £m
Current year charge	529	608	570
Charge in respect of prior periods	(20)	(62)	(31)
Pillar Two income tax	2	3	–
Total current taxation	511	549	539
Total deferred taxation	(39)	(114)	(22)
Total	472	435	517

Schedule of reconciliation of standard rate of corporation tax

	2025 £m	2024 £m	2023 £m
Profit before tax	2,152	1,910	1,628
UK statutory rate of taxation of 25% (2024: 25%, 2023: 23.5%)	538	478	383
Differences in overseas taxation rates	(26)	(18)	(2)
Benefit of substance-based tax rulings	(7)	(5)	(21)
R&D tax credits	(8)	(6)	(6)
Tax losses not recognised	(4)	–	–
Permanent differences on disposals, acquisitions and transfers	–	(35)	155
Items non-deductible/taxable for tax purposes	43	64	55
Reassessment of prior year estimates	(2)	(50)	(65)
Changes in tax rates	(62)	7	18
Total tax charge	472	435	517

Schedule of deferred tax assets and liabilities

	2025 £m	2024 £m
Deferred tax assets	289	276
Deferred tax liabilities	(3,222)	(3,353)
Total	(2,933)	(3,077)

Schedule of movement in deferred tax assets and liabilities

	Accelerated capital allowances £m	Intangibles £m	Pensions & other post-employment benefits £m	Tax losses £m	Intra-group profit £m	Other net temporary differences £m	Total £m
As at 1 January 2025	(93)	(3,474)	23	13	110	344	(3,077)
Hyperinflation adjustment	–	1	–	–	–	–	1
Exchange adjustments	4	110	(1)	(1)	1	(9)	104
(Charge)/credit to income statement	(13)	45	(2)	(3)	2	10	39
(Charge)/credit to statement of comprehensive income	–	–	(6)	–	–	5	(1)
Credit directly to equity	–	–	–	–	–	1	1
At 31 December 2025	(102)	(3,318)	14	9	113	351	(2,933)

	Accelerated capital allowances £m	Intangibles £m	Pensions & other post-employment benefits £m	Tax losses £m	Intra-group profit £m	Other net temporary differences £m	Total £m
As at 1 January 2024	(94)	(3,613)	32	11	175	267	(3,222)
Hyperinflation adjustment	(3)	(2)	–	–	–	(1)	(6)
Exchange adjustments	–	19	(1)	–	(11)	(7)	–
Credit/(charge) to income statement	4	87	(1)	2	(54)	76	114
(Charge)/credit to statement of comprehensive income	–	–	(7)	–	–	9	2
Arising on business acquisitions/disposals	–	35	–	–	–	–	35
At 31 December 2024	(93)	(3,474)	23	13	110	344	(3,077)